Goodwill And Other Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2015
Gross Balance, Subject to Amortization		$ 66.5	[1]	$ 67.2	[1]
Amortization of intangibles	0.3	(35.2)	[1]	(30.5)	[1]
Net Balance, Subject to Amortization		31.3	[1]	36.7	[1]
Intangible Assets, Gross (Excluding Goodwill)		72.6		73.3
Intangible Assets, Net (Excluding Goodwill)		37.4		42.8		31.7
Parent Company [Member]
Amortization of intangibles		1.2
Customer Contracts [Member]
Gross Balance, Subject to Amortization		27.0		27.0
Amortization of intangibles		(27.0)		(25.8)
Net Balance, Subject to Amortization				1.2
Customer Relationships [Member]
Gross Balance, Subject to Amortization		31.8	[2]	31.8	[2]
Amortization of intangibles		(6.9)	[2]	(4.6)	[2]
Net Balance, Subject to Amortization		24.9	[2]	27.2	[2]
Other Intangible Assets [Member]
Gross Balance, Subject to Amortization		7.7	[3]	8.4	[3]
Amortization of intangibles		(1.3)	[3]	(0.1)	[3]
Net Balance, Subject to Amortization		6.4	[3]	8.3	[3]
Trademarks [Member]
Gross Balance, Not Subject to Amortization		6.1		6.1
Net Balance, Not Subject to Amortization		$ 6.1		$ 6.1

[1]	(c)Consists of various intangible assets including renewable energy credits, emission allowances, and other intangibles, none of which are individually significant.
[2]	Represents above market contracts that DPLER has with third-party customers existing as of the Merger date.
[3]	(b)Represents relationships DPLER has with third-party customers as of the Merger date, where DPLER has regular contact with the customer, and the customer has the ability to make direct contact with DPLER.